Report Of The Directors Financial Review Risk Report - Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,856,717
Financial assets, ending balance	2,948,360	$ 2,856,717
Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	15,254
Financial assets, ending balance	12,495	15,254
Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	109,066
Financial assets, ending balance	148,326	109,066
– reverse repurchase agreements – non-trading
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	253,754
Financial assets, ending balance	252,217	253,754
Debt securities
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	109,066
Financial assets, ending balance	148,326	109,066
Debt securities | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	74,559
Financial assets, ending balance	117,593	74,559
IFRS 9 | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	102,141
Financial assets, ending balance	102,862	102,141
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	278,132
Financial assets, ending balance	309,606	278,132
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	253,754
Financial assets, ending balance	252,217	253,754
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	278,132
Financial assets, ending balance	309,606	278,132
– stage 1 | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	275,642
Financial assets, ending balance	308,488	275,642
Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,484
Financial assets, ending balance	1,114	2,484
Lifetime expected credit losses | Financial instruments credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	4
Financial assets, ending balance	4	4
Lifetime expected credit losses | – POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2
Financial assets, ending balance	0	2
Gross carrying amount
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	2,432,751
Gross carrying amount | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	15,254
Financial assets, ending balance	12,495	15,254
Gross carrying amount | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,632,057
Financial assets, ending balance	2,700,821	2,632,057
Gross carrying amount | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	1,740,550
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,632,202	1,751,533
Net new and further lending/repayments	35,906	50,844
Assets written off	(3,922)	(2,801)
Credit-related modifications that resulted in derecognition	(119)	(32)
Foreign exchange and others1	6,706	(167,342)
Financial assets, ending balance	1,670,773	1,632,202
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others	(7,700)	(82,700)
Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	265,147
Financial assets, ending balance	302,348	265,147
Gross carrying amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,994,486
Financial assets, ending balance	2,022,797	1,994,486
Gross carrying amount | IFRS 9 | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	102,556
Financial assets, ending balance	103,186	102,556
Gross carrying amount | IFRS 9 | Financial assets at amortised cost, category | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	102,556
Financial assets, ending balance	103,186	102,556
Gross carrying amount | IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	278,258
Financial assets, ending balance	309,703	278,258
Gross carrying amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,632,057
Financial assets, ending balance	2,700,821	2,632,057
Gross carrying amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	954,934
Financial assets, ending balance	960,271	954,934
Gross carrying amount | IFRS 9 | – reverse repurchase agreements – non-trading
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	44,921
Financial assets, ending balance	69,777	44,921
Gross carrying amount | IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	253,754
Financial assets, ending balance	252,217	253,754
Gross carrying amount | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	278,258
Financial assets, ending balance	309,703	278,258
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,417,274
Financial assets, ending balance	2,513,431	2,417,274
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,433,643	1,575,808
Transfers of financial instruments:	(18,948)	(98,940)
transfers from stage 1 to stage 2	(150,728)	(225,458)
– transfers from stage 2 to stage 1	133,079	128,170
– transfers to stage 3	(1,986)	(2,392)
– transfers from stage 3	687	740
Net new and further lending/repayments	77,693	99,253
Foreign exchange and others1	4,417	(142,478)
Financial assets, ending balance	1,496,805	1,433,643
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	275,709
Financial assets, ending balance	308,525	275,709
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	192,650
Financial assets, ending balance	165,842	192,650
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	177,223	155,654
Transfers of financial instruments:	10,286	88,974
transfers from stage 1 to stage 2	150,728	225,458
– transfers from stage 2 to stage 1	(133,079)	(128,170)
– transfers to stage 3	(8,600)	(10,083)
– transfers from stage 3	1,237	1,769
Net new and further lending/repayments	(36,795)	(44,877)
Foreign exchange and others1	2,370	(22,528)
Financial assets, ending balance	153,084	177,223
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,542
Financial assets, ending balance	1,173	2,542
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	22,004
Financial assets, ending balance	21,463	22,004
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	21,207	19,796
Transfers of financial instruments:	8,662	9,966
– transfers to stage 3	10,586	12,475
– transfers from stage 3	(1,924)	(2,509)
Net new and further lending/repayments	(4,956)	(3,399)
Assets written off	(3,922)	(2,791)
Credit-related modifications that resulted in derecognition	(119)	(32)
Foreign exchange and others1	(73)	(2,333)
Financial assets, ending balance	20,799	21,207
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	5
Financial assets, ending balance	5	5
Gross carrying amount | Lifetime expected credit losses | – POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	129
Financial assets, ending balance	85	129
Gross carrying amount | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	129	275
Net new and further lending/repayments	(36)	(133)
Assets written off	0	(10)
Foreign exchange and others1	(8)	(3)
Financial assets, ending balance	85	129
Gross carrying amount | Lifetime expected credit losses | – POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2
Financial assets, ending balance	0	2
Allowance for ECL
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(5,469)
Decrease in financial assets	(5,700)	(6,400)
Allowance for ECL | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Allowance for ECL | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(12,447)
Financial assets, ending balance	(11,917)	(12,447)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(11,495)
Total ECL income statement change for the period	3,398	3,579
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | Aggregate continuing and discontinued operations
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(12,573)
Financial assets, ending balance	(12,014)	(12,573)
Total ECL income statement change for the period	3,447	3,584
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,954)	(11,867)
Net remeasurement of ECL arising from transfer of stage	(180)	(361)
Net new and further lending/repayments	1,596	937
Changes to risk parameters – credit quality	(4,830)	(4,258)
Changes to models used for ECL calculation	31	(134)
Assets written off	3,922	2,801
Credit-related modifications that resulted in derecognition	95	9
Foreign exchange and others1	(175)	919
Financial assets, ending balance	(11,495)	(11,954)
ECL income statement change for the period	(3,383)	(3,816)
Recoveries	268	316
Others	(195)	(28)
Total ECL income statement change for the period	(3,310)	(3,528)
Decrease in financial assets	(459)
Decrease in financial assets relating o volume movements	1,596
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others	70	426
Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(126)
Financial assets, ending balance	(97)	(126)
Total ECL income statement change for the period	(58)	(57)
Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(12,009)
Financial assets, ending balance	(11,511)	(12,009)
Allowance for ECL | IFRS 9 | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(415)
Financial assets, ending balance	(324)	(415)
Allowance for ECL | IFRS 9 | Financial assets at amortised cost, category | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(415)
Financial assets, ending balance	(324)	(415)
Allowance for ECL | IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(126)
Financial assets, ending balance	(97)	(126)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(12,447)
Financial assets, ending balance	(11,917)	(12,447)
Total ECL income statement change for the period	3,389	3,527
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(493)
Financial assets, ending balance	(422)	(493)
Total ECL income statement change for the period	(35)	(38)
Allowance for ECL | IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Allowance for ECL | IFRS 9 | Performance and other guarantees
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(44)	39
Allowance for ECL | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(126)
Financial assets, ending balance	(97)	(126)
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,352)
Financial assets, ending balance	(1,409)	(1,352)
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,257)	(1,552)
Transfers of financial instruments:	(1,048)	(794)
transfers from stage 1 to stage 2	442	469
– transfers from stage 2 to stage 1	(1,467)	(1,211)
– transfers to stage 3	23	9
– transfers from stage 3	(46)	(61)
Net remeasurement of ECL arising from transfer of stage	917	735
Net new and further lending/repayments	(185)	(175)
Changes to risk parameters – credit quality	307	400
Changes to models used for ECL calculation	(22)	4
Foreign exchange and others1	(12)	125
Financial assets, ending balance	(1,300)	(1,257)
ECL income statement change for the period	1,017	964
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(67)
Financial assets, ending balance	(37)	(67)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,875)
Financial assets, ending balance	(3,234)	(3,875)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,710)	(3,323)
Transfers of financial instruments:	2,228	1,616
transfers from stage 1 to stage 2	(442)	(469)
– transfers from stage 2 to stage 1	1,467	1,211
– transfers to stage 3	1,379	1,132
– transfers from stage 3	(176)	(258)
Net remeasurement of ECL arising from transfer of stage	(973)	(948)
Net new and further lending/repayments	661	435
Changes to risk parameters – credit quality	(1,262)	(1,671)
Changes to models used for ECL calculation	46	(151)
Foreign exchange and others1	(92)	332
Financial assets, ending balance	(3,102)	(3,710)
ECL income statement change for the period	(1,528)	(2,335)
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(58)
Financial assets, ending balance	(59)	(58)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(7,182)
Financial assets, ending balance	(7,244)	(7,182)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6,949)	(6,928)
Transfers of financial instruments:	(1,180)	(822)
– transfers to stage 3	(1,402)	(1,141)
– transfers from stage 3	222	319
Net remeasurement of ECL arising from transfer of stage	(124)	(148)
Net new and further lending/repayments	1,117	674
Changes to risk parameters – credit quality	(3,896)	(3,019)
Changes to models used for ECL calculation	7	13
Assets written off	3,922	2,791
Credit-related modifications that resulted in derecognition	95	9
Foreign exchange and others1	(55)	481
Financial assets, ending balance	(7,063)	(6,949)
ECL income statement change for the period	(2,896)	(2,480)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1)
Financial assets, ending balance	(1)	(1)
Allowance for ECL | Lifetime expected credit losses | – POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(38)
Financial assets, ending balance	(30)	(38)
Allowance for ECL | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(38)	(64)
Net new and further lending/repayments	3	3
Changes to risk parameters – credit quality	21	32
Assets written off	0	10
Foreign exchange and others1	(16)	(19)
Financial assets, ending balance	(30)	(38)
ECL income statement change for the period	24	35
Allowance for ECL | Lifetime expected credit losses | – POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	$ 0	$ 0